KEY MANAGEMENT COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Roger James Hamilton
Disclosure of transactions between related parties [line items]
Salary	$ 593,195	$ 463,235	$ 432,411
Stock-based	28,310	103,223	60,007
Total	621,505	566,458	492,418
Michelle Clarke
Disclosure of transactions between related parties [line items]
Salary	110,846	83,235	93,746
Stock-based	4,067	18,553	15,870
Total	114,913	101,788	109,616
Suraj Naik
Disclosure of transactions between related parties [line items]
Salary	88,682	67,719	75,701
Stock-based	3,921	13,274	11,588
Total	92,603	80,993	82,289
Sandra Morrell
Disclosure of transactions between related parties [line items]
Salary	40,172	151,439	165,947
Stock-based	6,748	30,284	20,150
Total	46,920	181,723	186,097
Patrick Grove
Disclosure of transactions between related parties [line items]
Salary	8,889	8,705
Stock-based		34,870
Total	8,889	43,575
Nic Lim
Disclosure of transactions between related parties [line items]
Salary	8,889	6,964	5,882
Stock-based		36,614
Total	8,889	43,578	5,882
Anna Gong
Disclosure of transactions between related parties [line items]
Salary	8,889	8,705	5,882
Stock-based		34,870
Total	8,889	43,575	5,882
Jeremy Harris
Disclosure of transactions between related parties [line items]
Salary	67,548	39,652	50,688
Stock-based	594	8,578
Total	68,142	48,230	50,688
Dennis DuBois
Disclosure of transactions between related parties [line items]
Salary	24,000	20,400	24,000
Stock-based		3,592
Total	24,000	23,992	24,000
Lisa Bovio
Disclosure of transactions between related parties [line items]
Salary	24,000	20,400	24,000
Stock-based		3,592
Total	$ 24,000	$ 23,992	$ 24,000